SUPPLEMENTARY OIL AND GAS INFORMATION (UNAUDITED) (Schedule of Costs Not Subject to Amortization) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013 [1]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Total	$ 4,831,000,000
Total, Period Cost	$ 301,000,000	$ 1,452,000,000	$ 3,078,000,000
Costs Not Subject to Amortization to be Transferred, Percentage	40.00%
Majority of Costs Not Subject to Amortization to be Transferred, Period	5 years
Net Undeveloped Acreage Covered by Expiring Leases, Percentage	24.00%
Haynesville [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Acreage Held by Production or Held by Operations, Percentage	95.00%
Onshore [Member] | U.S. [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Acquisition costs	$ 389,000,000
Exploration costs	8,000,000
Capitalized interest	2,000,000
Acquisition Costs, Period Cost	6,000,000	0	383,000,000
Exploration Costs, Period Cost	7,000,000	1,000,000	0
Capitalized Interest, Period Cost	2,000,000	0	0
Offshore [Member] | U.S. [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Acquisition costs	4,048,000,000
Exploration costs	331,000,000
Capitalized interest	37,000,000
Acquisition Costs, Period Cost	57,000,000	1,304,000,000	2,687,000,000
Exploration Costs, Period Cost	201,000,000	130,000,000	0
Capitalized Interest, Period Cost	25,000,000	11,000,000	1,000,000
Offshore [Member] | International [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Acquisition costs	7,000,000
Exploration costs	7,000,000
Capitalized interest	2,000,000
Acquisition Costs, Period Cost	0	0	7,000,000
Exploration Costs, Period Cost	2,000,000	5,000,000	0
Capitalized Interest, Period Cost	$ 1,000,000	$ 1,000,000	$ 0
Minimum [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Remainder of Costs Not Subject to Amortization to be Transferred, Period	7 years
Maximum [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Remainder of Costs Not Subject to Amortization to be Transferred, Period	10 years

[1]	Includes the results of FM O&G beginning June 1, 2013.